PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2014	2015
	RMB	RMB

Buildings	63,818	63,643
Capital lease of property	57,324	12,000
Motor vehicles	5,798	7,113
Office and computer equipment	92,721	87,067
Leasehold improvements	64,544	66,849
Sub-total	284,205	236,672
Less: accumulated depreciation	(135,043)	(141,690)
Add: construction in progress	110	-
Total	149,272	94,982

For the years ended December 31, 2013, 2014 and 2015, depreciation expenses of continuing operations were RMB 38,622, RMB 35,461 and RMB 25,048, respectively, which were recorded in cost of revenues, selling and marketing expenses, general and administrative expenses and research and development expenses.

The capital leases of properties mainly represented prepaid long-term lease of Ambow Beijing campus and Shenyang K-12 School of which the original amounts were RMB 45,324 and RMB 12,000 respectively. The inception dates of the capital leases were March 1, 2012 and December 30, 2010 respectively. As at December 31, 2014 and 2015, the accumulated depreciations were RMB 7,241 and RMB 9,660 respectively. For the years ended December 31, 2013, 2014 and 2015, depreciation expenses were RMB 2,268, RMB 2,419 and RMB 2,419 respectively and recorded in cost of revenues.

For the year ended December 31, 2015, the Group recorded an impairment loss of RMB 38,814 regarding the capital lease of properties of Ambow Beijing Campus as it was not available for use.

As of December 31, 2015, the Group is in the process of applying for the building ownership certificates for certain buildings with a total net carrying value of approximately RMB 35,945.